Shareholders Equity	12 Months Ended
Jun. 30, 2026
Shareholders Equity
Shareholders' Equity

19. Shareholders’ Equity

Share capital and share premium

The Group's share capital is represented by common shares with a nominal value of ARS 1 per share and one vote each.

On February 17, 2021, the Company announced the launch of its public offering of shares for up to 90 million shares (or the equivalent of 9 million ADS) and 90,000,000 options to subscribe for new common shares, to registered holders as of February 19, 2021. Each common share entitles its holder to subscribe for 0.1794105273 new common shares and to receive, free of charge, for each new common share that it purchases pursuant to this offering, one warrant to purchase one additional common share. The final subscription price for the new shares was ARS 70.31 or USD 0.472 and for the new ADS it was USD 4.72. The new registered shares, with a nominal value of ARS 1 (one peso) each and with the right to one vote per share, give the right to receive dividends on the same terms as the current shares in circulation.

On March 5, 2021, having concluded the period to exercise the pre-emptive subscription right, the Company's shareholders have subscribed under the pre-emptive right the amount of 87,264,898 new shares, that is, 97% of the shares offered, and have requested through the right to accrue 26,017,220 additional new shares, for which 2,735,102 new shares were issued, thus completing the issuance of all 90,000,000 new shares (or their equivalent in ADSs ) offered.

Likewise, 90,000,000 options were issued that entitled holders, upon exercise, to acquire up to 90,000,000 new shares. The exercise price of the options was USD 0.4019. The options could be exercised quarterly from the 17th to the 25th (inclusive) of the months of February, May, September and November of each year (provided that such dates were business days in the City of New York and in the Autonomous City of Buenos Aires) until their maturity, 5 years from the issuance date.

The Company received all the funds in the amount of ARS 7,612 (net of ARS 107 for issuance expenses) and issued the new shares, increasing the capital stock to ARS 592 million. The amounts are expressed in the currency of the transaction date.

Inflation adjustment of share capital

The inflation adjustment related to share capital is allocated to an inflation adjustment account that forms part of shareholders' equity. The balance of this account could be applied towards the issuance of common stock to shareholders of the Company and to the absorption of negative retained earnings.

Treasury shares

On July 22, 2022, the Board of Directors of Cresud approved the terms and conditions for the acquisition of common shares issued by the Company under the terms of article 64 of Law No. 26,831 and the CNV Regulations, for up to a maximum amount of ARS 1,000 million and up to 10% of the Company's capital stock, up to 25% of the average volume of daily transactions of Shares and ADSs in the markets during the previous 90 days and up to ARS 140 per Share and up to USD 7.00 per ADS. Likewise, the repurchase term was set up to 120 days after the publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On September 21, 2022, the above mention plan was completed, having acquired the equivalent of 5,676,603 common shares that represent approximately 99.00% of the approved program and 0.96% of the share capital.

On November 11, 2022, the Board of Directors of Cresud approved a new program for the repurchase of common shares issued by the Company and established the terms and conditions for the acquisition of common shares issued by the Company under the terms of article 64 of Law No. 26,831 and the CNV Regulations, for up to a maximum amount of ARS 4,000 million and up to 10% of the Company's capital stock, up to 25% of the average volume of daily transactions of shares and ADSs in the markets during the previous 90 days and up to ARS 205 per share and up to USD 6.50 per ADS. Likewise, the repurchase term was set, up to 180 days after the publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On May 10, 2023, the Company communicated the modification of the acquisition price of its own shares in ARS up to a maximum value of ARS 425 per share and extend the term for the repurchase of Company shares for up to 180 additional days, maintaining the remaining terms and conditions that were duly informed and decided by the Board of Directors on November 11, 2022.

On January 18, 2024, CRESUD reported that the Share Buyback Program approved by the Board of Directors on November 11, 2022, for up to the sum of ARS 4,000 million, ended having acquired the equivalent of 13,474,104 ordinary shares, which represent approximately 99.94% of the approved program.

On October 28, 2024, the Board of Directors of CRESUD approved a new share repurchase program of the securities issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, pursuant to Article 64 of Law No. 26,831 and CNV regulations, for up to ARS 6,500 million and up to 10% of the share capital, subject to a daily limit of up to 25% of the average daily trading volume of the Company’s shares across all markets where they are listed, during the prior 90 trading days, and at a maximum price of USD 12 per GDS and ARS 1,500 per share. The repurchase term was set for up to 180 days, starting on the day following the publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On December 19, 2024, the Company announced the completion of the share repurchase program, having acquired in the local market 4,522,623 ordinary shares, representing approximately 99.98% of the approved program and 0.75% of the share capital.

Warrants

Common stock purchase options (warrants) are recorded as a separate component of the equity and are measured at cost; represented by fair value on the issue date using the Black-Scholes pricing model, which incorporates certain inputs assumptions, including shares price and volatility, risk-free interest rate, and warrant maturity.

At the time of the exercise of the warrants by the holders, the warrants are transferred to share capital for the nominal value of the issued shares and the difference with the product is recognized in the share premium.

On October 30, 2025, the Ordinary and Extraordinary General Shareholders’ Meeting of CRESUD approved the subscription of an addendum to the warrant agreement originally entered into on February 24, 2021 and amended on September 17, 2021, within the framework of the capital increase authorized by the Argentine Securities Commission.

The addendum incorporates the possibility for option holders to exercise them without cash settlement (except for the payment of the nominal value of the shares), for the differential amount between the cash exercise price and the market value.

As a consequence of the incorporation of this new exercise modality, the options issued by the Company, which had been classified as equity instruments, were reclassified to financial instruments under liabilities prior to the opening of the last exercise period, since the settlement alternative, paying only the nominal value of the shares, implies the delivery of a variable number of shares depending on the market price of the share at the beginning of the exercise period. The reclassification was made at fair value, with the initial difference recognized in Share premium. As of the closing date of these consolidated financial statements, given the expiration of such warrants, no liabilities remained recorded.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital and inflation adjustment of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Company has not reached the legal limit of this reserve.

On October 30, 2025, the Ordinary and Extraordinary General Shareholders’ Meeting of CRESUD resolved the allocation of 5% of the restated profit for the year, amounting to ARS 5,038 million, to the legal reserve. Restated at the closing date of these consolidated financial statements, this amount is equivalent to ARS 6,349 million.

Special reserve

On October 28, 2022, the Ordinary and Extraordinary General Shareholders’ Meeting established a special reserve which was subsequently released. On October 30, 2025, the Ordinary and Extraordinary General Shareholders’ Meeting approved the allocation of ARS 1,944 million to such special reserve, which, restated at the closing date of these consolidated financial statements, amounts to ARS 2,450 million.

Dividends

On October 5, 2023, the Ordinary and Extraordinary Shareholders' Meeting of CRESUD approved the distribution of a cash dividend for the sum of ARS 36,243 million which, restated at the closing date of these consolidated financial statements, amounts to ARS 171,705 million, and a dividend in kind through the delivery of 22,090,627 shares nominal value ARS 10 per share of IRSA owned by the Company, amount restated by the settlement derived from the distribution of bonus shares and change of par value, by applying a conversion ratio that for each share of nominal value ARS 1 corresponded to 0.90780451408 shares of nominal value ARS 10, according to the price of said shares as of October 4, 2023 which amounts to the sum of ARS 644.75. In addition, on May 2, 2024 a new distribution of a cash dividend was approved for the sum of ARS 30,000, which, restated at the closing date of these consolidated financial statements, amounts to ARS 58,414 million. As of the date of these consolidated financial statements, they have been fully paid.

On October 28, 2024, CRESUD held its Ordinary and Extraordinary Shareholders’ Meeting, where it was resolved to distribute a dividend to the Shareholders in proportion to their shareholdings, payable in cash for the amount of ARS 45,000 million, which, restated at the closing date of these consolidated financial statements, amounts to ARS 72,763 million. The dividend was fully paid as of the date of these financial statements.

On October 30, 2025, the Ordinary and Extraordinary General Shareholders’ Meeting of CRESUD resolved the payment of dividends in the amount of ARS 93,782 million, which, restated at the closing date of these consolidated financial statements, amounts to ARS 118,190 million, allocating: (i) ARS 65,080 million to the distribution of a cash dividend, which, restated at the closing date of these consolidated financial statements, amounts to ARS 82,018 million; and (ii) the remaining of ARS 28,702 million to the distribution of a dividend in kind, which, restated at the closing date of these consolidated financial statements, amounts to ARS 36,172 million, consisting of shares issued by IRSA, owned by the Company, in the amount of 12,700,000 ordinary shares with a par value of ARS 10.

On November 7, 2025, the Company distributed among the shareholders the cash dividend of ARS 65,080 million and the dividend in kind of ARS 28,702 million through the delivery of 12,700,000 ordinary shares with a par value of ARS 10 issued by IRSA, owned by the Company.

Distribution of treasury shares

On October 5, 2023, the Ordinary and Extraordinary General Shareholders’ Meeting approved the distribution of a total of 5,791,355 treasury shares to shareholders in proportion to their shareholdings.

On October 30, 2025, the Ordinary and Extraordinary General Shareholders’ Meeting of CRESUD resolved the distribution of up to 5,300,000 treasury shares.

Additional paid-in capital from treasury shares

When the treasury shares are sold, the difference between the net realization value of the treasury shares sold and their acquisition cost will be allocated, both in the case of positive or negative results, to an account of non-capitalized contributions. of the owners that will be denominated " Additional paid-in capital from treasury shares".